Derivative Instruments and Hedging Activities Level 4 (Details) - CF Hedges Loss in OCI 3 mos & YTD (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in OCI on Derivative - Interest swap - 2010	$ (2)	$ (2)	$ (2)
Amount of Loss Reclassified from Accumulated OCI into Income - Interest swap - 2010	$ (2)	$ (3)	$ 0